Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Liquidity account, cash balance	€ 1,023	€ 770	€ 267
Number of shares recorded as deduction from equity	18,132	27,911
Additional contribution to liquidity agreement		€ 1,000